Borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Borrowings
Short-term borrowings	¥ 6,838,328	$ 1,073,083	¥ 5,826,562
Long-term borrowings	1,681,370	$ 263,844	1,453,222
Total	¥ 8,519,698		¥ 7,279,784